Leases - Additional Information (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Presentation of leases for lessee [abstract]
Interest expenses on lease liabilities	$ 129
Expenses for low value assets and short-term leases	$ 187
Rental expense		$ 1,063	$ 1,420